1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000
VIA EDGAR
November 13, 2009
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust Post-Effective Amendment No. 26 to Registration Statement on Form N-1A Securities Act File No. 333-91278 Investment Company Act File No. 811-21128
Ladies and Gentlemen:
On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 26 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 26 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of Legg Mason ClearBridge Variable Aggressive Growth Portfolio, Legg Mason ClearBridge Variable Dividend Strategy Portfolio, Legg Mason ClearBridge Variable Large Cap Growth Portfolio, Legg Mason ClearBridge Variable Mid Cap Core Portfolio, Legg Mason Global Currents Variable International All Cap Opportunity Portfolio and Legg Mason Investment Counsel Variable Social Awareness Portfolio, each a series of the Trust (the “Funds”).
The Amendment is being filed to bring the Funds’ prospectuses into compliance with the requirements of amended Form N-1A. The Amendment also commences the annual updating of the Funds’ prospectuses and Statements of Additional Information (the “SAIs”).
The principal changes made in the Amendment to the Funds’ current prospectuses and SAIs are to revise the prospectus summaries pursuant to amended Form N-1A. The format and, where relevant, the disclosure in the prospectus summary sections are substantially similar to the prospectus summary in a recent post-effective amendment filed by Legg Mason Partners Equity Trust (Post-Effective Amendment No. 149, filed on October 30, 2009 and Post-Effective Amendment No. 150, filed on November 6, 2009). Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.
New York      Washington      Paris      London      Milan      Rome      Frankfurt      Brussels
in alliance with Dickson Minto W.S., London and Edinburgh

November 13, 2009

It is proposed that the Amendment will become effective on February 1, 2010 pursuant to Rule 485(a)(1) under the 1933 Act. Prior or on that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference the Fund’s audited financial statements for the fiscal year ended October 31, 2009, file the consent of the Fund’s independent registered public accounting firm and contain updated performance information.
Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo
Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC Barbara J. Allen, Legg Mason & Co., LLC Dianne E. O’Donnell, Willkie Farr & Gallagher LLP